CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ (157,725)	$ 411,769	$ 403,780	$ (35,388)
Changes in operating assets and liabilities:
Prepaid expenses	(40,504)	(57,795)	(7,208)
Accounts payable and accrued expenses	(29,374)	220,123	1,035,391	31,153
Income taxes payable	(284,228)	257,886	524,562
Net cash used in operating activities	(1,458,160)	(396,047)	(818,766)	(4,235)
Interest earned on investments held in the Trust Account	(946,329)	(1,228,030)	(2,775,291)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash withdrawn from Trust Account for payment to redeeming stockholders	17,045,763	0	35,995,728
Investment of cash in Trust Account	(280,000)	0	(180,000)
Withdrawal of interest from Trust Account to pay taxes	318,857	0	561,957
Cash deposited in Trust Account	0	(70,207,500)	(70,207,500)
Net cash provided by (used in) investing activities	17,084,620	(70,207,500)	(33,829,815)
CASH FLOWS FROM FINANCING ACTIVITIES
Redemption of common stock	(17,045,763)	0	(35,995,728)
Proceeds from Initial Public Offering, net of underwriters' fees	0	59,670,000	59,670,000
Proceeds from note payable - related party	1,498,000	0
Payment of offering costs	0	(1,447,273)	(1,447,273)	(683,021)
Net cash (used in) provided by financing activities	(15,522,763)	70,480,227	34,539,499	123,979
NET CHANGE IN CASH	103,697	(123,320)	(109,082)	119,744
CASH, BEGINNING OF PERIOD	15,419	124,501	124,501	4,757
CASH, END OF PERIOD	119,116	1,181	15,419	124,501
Supplemental disclosures of cash flow information
Income taxes			16,249
Supplemental disclosure of noncash investing and financing activities
Excise tax payable	530,415		359,957
Deferred underwriters' discount payable charged to additional paid-in capital	0	2,070,000	2,070,000
Deferred offering costs included in accrued offering costs				12,362
Over-Allotment Option [Member]
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from over-allotment option	0	9,157,500	9,157,500
Private Placement [Member]
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from private placement	0	4,300,000	4,300,000
Sponsor [Member]
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from note payable - related party			0	800,000
Repayments to note payable - Sponsor	0	(1,200,000)	(1,200,000)
Affiliated Entity [Member]
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from affiliate	$ 25,000	$ 0	395,000	17,000
Repayments to affiliate			$ (340,000)	$ (10,000)